OTHER LONG-TERM PAYABLE (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
OTHER LONG-TERM PAYABLE
Other long-term payable	$ 7,863,157
Total	$ 7,863,157	$ 0